Fair Value - Fair Value Option (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Total gains (losses)	$ (53)	$ (187)	$ 188
Trading securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Total gains (losses)	(33)	(313)	254
Mortgage loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Total gains (losses)	0	0	5
Unpaid principal balance	42	46
Mark to fair value	2	2
Fair value	44	48
Investment funds
Fair Value, Option, Quantitative Disclosures [Line Items]
Total gains (losses)	5	(8)	31
Future policy benefits
Fair Value, Option, Quantitative Disclosures [Line Items]
Total gains (losses)	$ (25)	$ 134	$ (102)